Convertible Redeemable Preferred Shares - Conversion right (Details)	Aug. 23, 2018 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Feb. 28, 2018 $ / shares shares	Jan. 09, 2018 $ / shares shares	Dec. 20, 2017 $ / shares shares	Mar. 21, 2016 $ / shares shares	Jan. 18, 2016 $ / shares shares	Jan. 16, 2015 $ / shares shares	Aug. 22, 2014 $ / shares shares
Temporary Equity [Line Items]
Preferred Shares initial conversion ratio	1
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share										$ 0.40
Convertible redeemable preferred shares issued (in shares) | shares		0	8,000,000							8,000,000
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share									$ 1.05
Convertible redeemable preferred shares issued (in shares) | shares		0	10,476,190						10,476,190
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share								$ 2.00
Convertible redeemable preferred shares issued (in shares) | shares		0	1,030,126					1,030,126
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share							$ 3.88
Convertible redeemable preferred shares issued (in shares) | shares		0	4,902,554				4,902,554
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share					$ 5.89	$ 6.20
Convertible redeemable preferred shares issued (in shares) | shares		0	9,750,676		9,750,676	9,750,676
Series D+ convertible redeemable preferred shares
Temporary Equity [Line Items]
Original issuance price per share				$ 7.52
Convertible redeemable preferred shares issued (in shares) | shares		0	3,497,954	3,497,954
Series E convertible redeemable preferred shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued (in shares) | shares	6,164,979	0	6,164,979
Series E convertible redeemable preferred shares | Minimum
Temporary Equity [Line Items]
Original issuance price per share	$ 10.55
Series E convertible redeemable preferred shares | Maximum
Temporary Equity [Line Items]
Original issuance price per share	$ 11.72